JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 125.2%
Common Stocks — 122.5%
Aerospace & Defense — 2.7%
Howmet Aerospace, Inc.	381	17,611
Northrop Grumman Corp. (a)	19	8,556
RTX Corp.	144	10,361
TransDigm Group, Inc. *	1	737
		37,265
Air Freight & Logistics — 0.7%
FedEx Corp.	27	7,146
United Parcel Service, Inc., Class B	19	2,905
		10,051
Banks — 2.8%
Bank of America Corp.	147	4,028
Fifth Third Bancorp	300	7,585
First Citizens BancShares, Inc., Class A	2	2,730
Wells Fargo & Co. (a)	623	25,461
		39,804
Beverages — 3.0%
Coca-Cola Co. (The) (a)	202	11,307
Constellation Brands, Inc., Class A	8	2,141
Keurig Dr Pepper, Inc.	44	1,389
Monster Beverage Corp. *	295	15,600
PepsiCo, Inc. (a)	65	11,076
		41,513
Biotechnology — 5.2%
AbbVie, Inc. (a)	139	20,788
Biogen, Inc. *	42	10,708
BioMarin Pharmaceutical, Inc. *	79	7,023
Regeneron Pharmaceuticals, Inc. *	18	14,727
Sarepta Therapeutics, Inc. *	53	6,454
Vertex Pharmaceuticals, Inc. *	37	12,749
		72,449
Broadline Retail — 5.0%
Amazon.com, Inc. * (a)	553	70,253
Building Products — 1.3%
Trane Technologies plc	93	18,865
Capital Markets — 4.4%
Charles Schwab Corp. (The)	271	14,862
CME Group, Inc.	84	16,914
Morgan Stanley (a)	126	10,263
Raymond James Financial, Inc.	85	8,500
S&P Global, Inc.	30	11,135
		61,674

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — 2.0%
Air Products and Chemicals, Inc.	31	8,748
Dow, Inc.	46	2,382
Linde plc	44	16,443
		27,573
Commercial Services & Supplies — 0.3%
Waste Connections, Inc.	37	4,955
Communications Equipment — 0.1%
Arista Networks, Inc. *	5	857
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	16	6,527
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	26	14,893
Maplebear, Inc. *	63	1,854
		16,747
Diversified REITs — 0.1%
WP Carey, Inc.	18	1,001
Electric Utilities — 2.8%
Entergy Corp.	7	687
NextEra Energy, Inc. (a)	234	13,396
PG&E Corp. *	906	14,614
Southern Co. (The)	161	10,390
		39,087
Electrical Equipment — 1.4%
Eaton Corp. plc	90	19,109
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	73	2,214
Keysight Technologies, Inc. *	29	3,869
		6,083
Energy Equipment & Services — 0.8%
Baker Hughes Co. (a)	236	8,335
Schlumberger NV	39	2,297
		10,632
Entertainment — 1.5%
Endeavor Group Holdings, Inc., Class A	680	13,518
Take-Two Interactive Software, Inc. *	15	2,141
Warner Bros Discovery, Inc. *	165	1,791
Warner Music Group Corp., Class A	98	3,086
		20,536
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B *	24	8,298
Block, Inc. *	45	2,007
Fiserv, Inc. *	89	10,127

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
FleetCor Technologies, Inc. *	22	5,550
Mastercard, Inc., Class A (a)	114	45,001
WEX, Inc. *	36	6,740
		77,723
Food Products — 0.6%
Hershey Co. (The)	16	3,173
Mondelez International, Inc., Class A (a)	71	4,952
		8,125
Ground Transportation — 2.5%
CSX Corp.	93	2,848
Norfolk Southern Corp. (a)	38	7,559
Old Dominion Freight Line, Inc.	8	3,245
Uber Technologies, Inc. *	288	13,245
Union Pacific Corp. (a)	31	6,237
XPO, Inc. *	23	1,762
		34,896
Health Care Equipment & Supplies — 3.3%
Boston Scientific Corp. * (a)	375	19,811
Intuitive Surgical, Inc. *	40	11,752
Stryker Corp.	54	14,563
		46,126
Health Care Providers & Services — 3.4%
HCA Healthcare, Inc.	8	1,917
McKesson Corp.	7	2,948
UnitedHealth Group, Inc. (a)	86	43,439
		48,304
Hotels, Restaurants & Leisure — 4.8%
Booking Holdings, Inc. *	4	13,853
Chipotle Mexican Grill, Inc. *	7	13,215
Expedia Group, Inc. *	40	4,118
Hilton Worldwide Holdings, Inc.	56	8,342
McDonald's Corp. (a)	64	16,815
Yum! Brands, Inc. (a)	90	11,219
		67,562
Household Products — 1.1%
Church & Dwight Co., Inc.	123	11,275
Procter & Gamble Co. (The) (a)	25	3,567
		14,842
Industrial Conglomerates — 1.3%
Honeywell International, Inc. (a)	95	17,610
Industrial REITs — 0.6%
Prologis, Inc.	80	8,938

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Insurance — 2.7%
Arthur J Gallagher & Co.	35	7,891
Chubb Ltd.	10	2,064
Globe Life, Inc.	97	10,531
Progressive Corp. (The) (a)	129	18,027
		38,513
Interactive Media & Services — 8.0%
Alphabet, Inc., Class C *	67	8,796
Alphabet, Inc., Class A * (a)	402	52,558
Meta Platforms, Inc., Class A * (a)	159	47,839
Pinterest, Inc., Class A *	76	2,065
		111,258
IT Services — 0.1%
Cognizant Technology Solutions Corp., Class A	19	1,309
Life Sciences Tools & Services — 1.4%
Danaher Corp.	53	13,168
Thermo Fisher Scientific, Inc. (a)	12	5,835
		19,003
Machinery — 2.9%
Deere & Co. (a)	49	18,528
Dover Corp.	82	11,490
Ingersoll Rand, Inc.	167	10,619
		40,637
Media — 1.2%
Charter Communications, Inc., Class A * (a)	16	7,012
Comcast Corp., Class A (a)	170	7,529
Liberty Media Corp-Liberty SiriusXM, Class A *	66	1,697
		16,238
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	101	3,768
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	96	2,570
Public Service Enterprise Group, Inc.	170	9,708
		12,278
Oil, Gas & Consumable Fuels — 5.6%
Cheniere Energy, Inc.	8	1,365
ConocoPhillips (a)	153	18,348
Diamondback Energy, Inc.	45	6,993
EOG Resources, Inc.	91	11,584
Exxon Mobil Corp. (a)	321	37,672
Marathon Oil Corp.	25	659
Targa Resources Corp.	17	1,483
		78,104

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Personal Care Products — 0.5%
Kenvue, Inc.	336	6,740
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. (a)	267	15,501
Eli Lilly & Co. (a)	29	15,606
Johnson & Johnson	39	6,066
		37,173
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	55	6,020
Residential REITs — 0.8%
Sun Communities, Inc.	74	8,801
UDR, Inc.	56	1,990
		10,791
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc. *	170	17,509
Analog Devices, Inc. (a)	163	28,444
ARM Holdings plc, ADR *	68	3,640
Marvell Technology, Inc.	24	1,315
Micron Technology, Inc.	47	3,161
Monolithic Power Systems, Inc.	3	1,432
NVIDIA Corp. (a)	131	56,926
NXP Semiconductors NV (China)	199	39,764
ON Semiconductor Corp. *	8	753
Qorvo, Inc. *	12	1,157
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	286	24,889
Teradyne, Inc.	86	8,597
		187,587
Software — 11.3%
Adobe, Inc. *	24	12,406
Intuit, Inc.	33	17,061
Microsoft Corp. (a)	327	103,379
Roper Technologies, Inc.	12	5,675
Salesforce, Inc. *	69	13,916
ServiceNow, Inc. *	11	6,163
		158,600
Specialized REITs — 1.1%
American Tower Corp.	6	1,053
Digital Realty Trust, Inc.	123	14,884
		15,937
Specialty Retail — 3.1%
AutoNation, Inc. *	14	2,109
Best Buy Co., Inc.	69	4,800
Burlington Stores, Inc. *	28	3,765
Lowe's Cos., Inc. (a)	81	16,931

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. * (a)	13	11,771
TJX Cos., Inc. (The)	51	4,511
		43,887
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. (a)	384	65,717
Dell Technologies, Inc., Class C	70	4,839
Seagate Technology Holdings plc	230	15,161
Western Digital Corp. *	35	1,583
		87,300
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	2	1,453
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	45	6,273
Total Common Stocks (Cost $992,088)		1,711,976
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c)(Cost $38,053)	38,043	38,055
Total Long Positions (Cost $1,030,141)		1,750,031
Short Positions — (25.3)%
Common Stocks — (25.3)%
Aerospace & Defense — (1.1)%
Boeing Co. (The) *	(19)	(3,655)
General Dynamics Corp.	(28)	(6,230)
Huntington Ingalls Industries, Inc.	(20)	(3,957)
Spirit AeroSystems Holdings, Inc., Class A *	(69)	(1,115)
		(14,957)
Air Freight & Logistics — (0.3)%
CH Robinson Worldwide, Inc.	(38)	(3,242)
Expeditors International of Washington, Inc.	(13)	(1,481)
		(4,723)
Automobiles — (0.6)%
Ford Motor Co.	(490)	(6,086)
General Motors Co.	(69)	(2,268)
		(8,354)
Banks — (0.5)%
Citizens Financial Group, Inc.	(52)	(1,394)
Comerica, Inc.	(29)	(1,194)
Huntington Bancshares, Inc.	(231)	(2,406)
PNC Financial Services Group, Inc. (The)	(21)	(2,568)
		(7,562)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Biotechnology — (0.3)%
Gilead Sciences, Inc.	(24)	(1,753)
Moderna, Inc. *	(21)	(2,188)
(3,941)
Broadline Retail — (0.3)%
eBay, Inc.	(105)	(4,610)
Building Products — (0.2)%
Johnson Controls International plc	(48)	(2,530)
Capital Markets — (1.4)%
Bank of New York Mellon Corp. (The)	(48)	(2,043)
BlackRock, Inc.	(1)	(376)
Coinbase Global, Inc., Class A *	(35)	(2,649)
FactSet Research Systems, Inc.	(6)	(2,744)
Franklin Resources, Inc.	(104)	(2,552)
LPL Financial Holdings, Inc.	(6)	(1,432)
MSCI, Inc.	(4)	(1,893)
Nasdaq, Inc.	(71)	(3,471)
T. Rowe Price Group, Inc.	(17)	(1,785)
(18,945)
Chemicals — (0.1)%
Westlake Corp.	(11)	(1,346)
Communications Equipment — (0.9)%
Cisco Systems, Inc.	(183)	(9,847)
Juniper Networks, Inc.	(75)	(2,072)
(11,919)
Consumer Finance — (0.3)%
Capital One Financial Corp.	(13)	(1,219)
Synchrony Financial	(112)	(3,438)
(4,657)
Consumer Staples Distribution & Retail — (1.1)%
Dollar General Corp.	(19)	(2,043)
Kroger Co. (The)	(63)	(2,831)
Sysco Corp.	(82)	(5,438)
Walgreens Boots Alliance, Inc.	(198)	(4,393)
(14,705)
Containers & Packaging — (0.3)%
International Paper Co.	(111)	(3,933)
Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	(119)	(1,794)
Verizon Communications, Inc.	(76)	(2,456)
(4,250)
Electric Utilities — (1.4)%
American Electric Power Co., Inc.	(62)	(4,669)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electric Utilities — continued
Eversource Energy	(89)	(5,162)
Exelon Corp.	(42)	(1,608)
FirstEnergy Corp.	(124)	(4,233)
Xcel Energy, Inc.	(58)	(3,332)
(19,004)
Electrical Equipment — (0.3)%
Acuity Brands, Inc.	(23)	(3,976)
Entertainment — (0.3)%
Electronic Arts, Inc.	(33)	(4,032)
Financial Services — (1.2)%
Affirm Holdings, Inc. *	(32)	(676)
Corebridge Financial, Inc.	(50)	(994)
Global Payments, Inc.	(18)	(2,138)
PayPal Holdings, Inc. *	(34)	(1,989)
Toast, Inc., Class A *	(102)	(1,903)
Voya Financial, Inc.	(57)	(3,780)
Western Union Co. (The)	(434)	(5,714)
(17,194)
Food Products — (0.7)%
Campbell Soup Co.	(70)	(2,871)
Conagra Brands, Inc.	(70)	(1,923)
General Mills, Inc.	(46)	(2,925)
Kraft Heinz Co. (The)	(67)	(2,265)
(9,984)
Gas Utilities — (0.2)%
National Fuel Gas Co.	(47)	(2,415)
Ground Transportation — (0.0)% ^
Werner Enterprises, Inc.	(14)	(565)
Health Care Equipment & Supplies — (0.1)%
Edwards Lifesciences Corp. *	(18)	(1,238)
Health Care Providers & Services — (0.3)%
Henry Schein, Inc. *	(31)	(2,289)
Quest Diagnostics, Inc.	(14)	(1,755)
(4,044)
Hotels, Restaurants & Leisure — (0.3)%
Starbucks Corp.	(50)	(4,554)
Industrial Conglomerates — (0.2)%
3M Co.	(31)	(2,896)
Insurance — (1.3)%
Aflac, Inc.	(8)	(576)
Allstate Corp. (The)	(48)	(5,380)
American International Group, Inc.	(12)	(727)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Aon plc, Class A	(6)	(2,078)
Kinsale Capital Group, Inc.	(8)	(3,396)
Marsh & McLennan Cos., Inc.	(7)	(1,408)
Principal Financial Group, Inc.	(28)	(1,982)
Prudential Financial, Inc.	(16)	(1,497)
WR Berkley Corp.	(12)	(746)
(17,790)
Interactive Media & Services — (0.0)% ^
Snap, Inc., Class A *	(77)	(689)
IT Services — (0.4)%
EPAM Systems, Inc. *	(13)	(3,196)
International Business Machines Corp.	(9)	(1,329)
Shopify, Inc. (Canada), Class A *	(26)	(1,394)
(5,919)
Life Sciences Tools & Services — (0.8)%
Agilent Technologies, Inc.	(6)	(700)
Bruker Corp.	(44)	(2,735)
Illumina, Inc. *	(22)	(3,094)
Revvity, Inc.	(11)	(1,229)
Waters Corp. *	(15)	(4,012)
(11,770)
Machinery — (1.4)%
Donaldson Co., Inc.	(84)	(4,984)
IDEX Corp.	(19)	(4,051)
Illinois Tool Works, Inc.	(21)	(4,876)
PACCAR, Inc.	(17)	(1,437)
Stanley Black & Decker, Inc.	(50)	(4,162)
(19,510)
Media — (1.4)%
Fox Corp., Class A	(198)	(6,195)
Interpublic Group of Cos., Inc. (The)	(115)	(3,287)
Omnicom Group, Inc.	(73)	(5,443)
Paramount Global, Class B	(325)	(4,188)
(19,113)
Office REITs — (0.2)%
Alexandria Real Estate Equities, Inc.	(9)	(881)
Orion Office REIT, Inc.	—	—
SL Green Realty Corp.	(24)	(888)
Vornado Realty Trust	(39)	(889)
(2,658)
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(56)	(2,292)
Coterra Energy, Inc.	(53)	(1,445)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp.	(25)	(1,190)
Enbridge, Inc. (Canada)	(116)	(3,837)
ONEOK, Inc.	(28)	(1,780)
TC Energy Corp. (Canada)	(68)	(2,336)
(12,880)
Passenger Airlines — (0.2)%
Southwest Airlines Co.	(87)	(2,358)
Pharmaceuticals — (0.4)%
Pfizer, Inc.	(166)	(5,523)
Professional Services — (0.8)%
Ceridian HCM Holding, Inc. *	(60)	(4,052)
Equifax, Inc.	(3)	(641)
Paychex, Inc.	(20)	(2,317)
Paycom Software, Inc.	(10)	(2,487)
TransUnion	(18)	(1,292)
(10,789)
Retail REITs — (0.5)%
NNN REIT, Inc.	(30)	(1,053)
Simon Property Group, Inc.	(49)	(5,368)
(6,421)
Semiconductors & Semiconductor Equipment — (2.4)%
Applied Materials, Inc.	(84)	(11,587)
Intel Corp.	(197)	(6,988)
KLA Corp.	(7)	(3,386)
Lam Research Corp.	(6)	(3,719)
Microchip Technology, Inc.	(97)	(7,572)
QUALCOMM, Inc.	(7)	(803)
(34,055)
Specialized REITs — (0.1)%
Iron Mountain, Inc.	(25)	(1,485)
Specialty Retail — (0.5)%
CarMax, Inc. *	(19)	(1,309)
Home Depot, Inc. (The)	(20)	(6,162)
(7,471)
Technology Hardware, Storage & Peripherals — (0.9)%
Hewlett Packard Enterprise Co.	(395)	(6,857)
NetApp, Inc.	(74)	(5,621)
Xerox Holdings Corp.	(48)	(757)
(13,235)
Textiles, Apparel & Luxury Goods — (0.1)%
VF Corp.	(67)	(1,184)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(88)	(4,831)
Total Common Stocks (Proceeds $(403,103))		(354,015)
Total Short Positions (Proceeds $(403,103))		(354,015)
Total Investments — 99.9% (Cost $627,038)		1,396,016
Other Assets Less Liabilities — 0.1%		1,557
Net Assets — 100.0%		1,397,573

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of [Replace].
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $477,747.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	70	12/15/2023	USD	15,144	(138)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,750,031	$—	$—	$1,750,031
Total Liabilities in Securities Sold Short (a)	$(354,015)	$—	$—	$(354,015)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(138)	$—	$—	$(138)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$30,659	$73,749	$66,354	$— (c)	$1	$38,055	38,043	$297	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.